RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

During the nine months ended 30 September 2021, TORM’s transactions with its joint venture producing scrubbers for the TORM fleet covered CAPEX of USD 1.2m in total. The joint venture will continue to assist TORM in installing scrubbers.